Marketable Securities - Schedule of Cash Investments (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Bank certificates of deposit [member]
Disclosure of investment securities [Line Items]
Investment rate remunerated at percentage of rate for interbank deposits	80.00%
Bottom of range [member] | Debentures [member]
Disclosure of investment securities [Line Items]
Investment rate remunerated at percentage of rate for interbank deposits	104.25%	104.25%
Bottom of range [member] | Bank certificates of deposit [member]
Disclosure of investment securities [Line Items]
Investment rate remunerated at percentage of rate for interbank deposits		100.25%
Bottom of range [member] | Financial Notes-Banks [member]
Disclosure of investment securities [Line Items]
Investment rate remunerated at percentage of rate for interbank deposits	102.00%	102.01%
Top of range [member] | Debentures [member]
Disclosure of investment securities [Line Items]
Investment rate remunerated at percentage of rate for interbank deposits	151.00%	161.54%
Top of range [member] | Bank certificates of deposit [member]
Disclosure of investment securities [Line Items]
Investment rate remunerated at percentage of rate for interbank deposits		105.25%
Top of range [member] | Financial Notes-Banks [member]
Disclosure of investment securities [Line Items]
Investment rate remunerated at percentage of rate for interbank deposits	111.25%	112.00%